SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

	Marketing services	Social commerce	Other	Total

Revenue, net	$3,259,037	$—	$—	$3,259,037
Cost of revenues	(2,374,817)	—	—	(2,374,817)
Marketing expenses	(87,390)	—	(869,947)	(957,337)
General and administrative expenses	(985,957)	—	(3,155,801)	(4,141,758)
Other expenses	(57,418)	—	(172,226)	(229,644)

Loss before income taxes	(246,545)	—	(4,197,974)	(4,444,519)
Provision for income taxes	—	—	—	—

Net loss	$(246,545)	$—	$(4,197,974)	$(4,444,519)

Financial Position

As of June 30, 2025

	Marketing services	Social commerce	Other	Total

Current assets	$2,726,284	$—	$6,369,944	$9,096,228
Non-current assets	2,438,834	—	1,712,124	4,150,958
Total assets	5,165,118	—	8,082,068	13,247,186

Current liabilities	(3,018,708)	—	(2,354,568)	(5,373,276)
Non-current liabilities	(198,907)	—	—	(198,907)
Total liabilities	(3,217,615)	—	(2,354,568)	(5,572,183)

Net assets	$1,947,503	$—	$5,727,500	$7,675,003

Results of Operations

For the six months ended June 30, 2024

	Marketing services	Social commerce	Other	Total

Revenue	$3,895,582	$128,411	$—	$4,023,993
Cost of revenues	(2,858,033)	(553,356)	—	(3,411,389)
Marketing expenses	(82,601)	—	(124,422)	(207,023)
General and administrative expenses	(1,052,595)	—	(2,326,168)	(3,378,763)
Other expenses, net	(83,814)	—	(281,477)	(365,291)

Loss before income taxes	(181,461)	(424,945)	(2,732,067)	(3,338,473)
Provision for income taxes	—	—	—	—

Net loss	$(181,461)	$(424,945)	$(2,732,067)	$(3,338,473)

Financial Position

As of December 31, 2024

	Marketing services	Social commerce	Other	Total

Current assets	$2,531,282	$—	$2,233,261	$4,764,543
Non-current assets	2,300,609	—	117,506	2,418,115
Total assets	4,831,891	—	2,350,767	7,182,658

Current liabilities	(3,367,033)	—	(2,330,757)	(5,697,790)
Non-current liabilities	(204,950)	—	—	(204,950)
Total liabilities	(3,571,983)	—	(2,330,757)	(5,902,740)

Net assets	$1,259,908	$—	$20,010	$1,279,918

SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS
	Six months ended June 30,
Revenue from external customers as of	2025	2024
HK SAR	$1,730,032	$2,814,212
Taiwan	1,529,005	1,209,781
	$3,259,037	$4,023,993